Document and Entity Information	Apr. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001736946
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 03, 2026
Entity Registrant Name	ARLO TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38618
Entity Tax Identification Number	38-4061754
Entity Address, Address Line One	5770 Fleet Street
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	(408)
Local Phone Number	890-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ARLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false